Financial Assets - Other current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Assets
Other current financial assets (c) (see note 30)		€ 1,716,738
Total current financial assets measured at fair value		1,716,738
Deposits and guarantees	€ 162	713
Other current financial assets (a)	10,861	10,691
Current loans to third parties	95	65
Current loans to associates (b) (see note 31)		719
Total other current financial assets	€ 11,118	€ 12,188